SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - Bitech Mining [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Purchase price	$ 1,113,679
Cash	1,150,163
Total assets:	1,185,163
Less: liabilities assumed	(71,484)
Net assets acquired	1,113,679
Purchase price in excess of net assets acquired	$ 0